Schedule Of Warrants And Rights Roll Forward (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Beginning Balance	$ 2,167	$ 11,835	$ 11,835
Loss on fair value of warrants	1,044	(22,690)	(32,094)	$ (2,338)
Ending Balance	13		2,167	11,835
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Balance	$ 2,167	$ 11,835	11,835	2,745
Issuance of common stock warrant in connection with financing			22,425	11,428
Loss on fair value of warrants			(32,093)	(2,338)
Ending Balance			$ 2,167	$ 11,835